Investments Accounted for using the Equity Method - Summary of Investment Accounted for using the Equity Method (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Stake holding ratio		12.00%
Book value	$ 0	$ 2,777,515
Chenjin chungjeolneung Ltd
Disclosure of associates [line items]
Net asset	$ (5,457,201)	$ (5,326,269)
Stake holding ratio	33.00%	33.00%
Net asset applied to stake holding ratio	$ 0	$ 0
Goodwill	0	0
Book value	$ 0	$ 0
Chenjin chungjeolneung Ltd | Captivision Korea, Inc [member] | China | Manufacturing
Disclosure of associates [line items]
Stake holding ratio	33.00%	33.00%
Chenjin chungjeolneung Ltd | G-Frame | China | Manufacturing
Disclosure of associates [line items]
Stake holding ratio	0.00%	0.00%
G-SMATT JAPAN
Disclosure of associates [line items]
Net asset	$ 5,426,723	$ 4,818,011
Stake holding ratio	40.16%	40.16%
Net asset applied to stake holding ratio	$ 0	$ 1,934,913
Goodwill	0	842,603
Book value	$ 0	$ 2,777,515
G-SMATT JAPAN | Captivision Korea, Inc [member] | Japan | Retail
Disclosure of associates [line items]
Stake holding ratio	28.73%	28.73%
G-SMATT JAPAN | G-Frame | Japan | Retail
Disclosure of associates [line items]
Stake holding ratio	11.43%	11.43%
G-SMATT HONGKONG
Disclosure of associates [line items]
Net asset	$ (4,538,121)	$ (3,454,134)
Stake holding ratio	27.40%	27.40%
Net asset applied to stake holding ratio	$ 0	$ 0
Goodwill	0	0
Book value	$ 0	$ 0
G-SMATT HONGKONG | Captivision Korea, Inc [member] | Hongkong | Retail
Disclosure of associates [line items]
Stake holding ratio	20.00%	20.00%
G-SMATT HONGKONG | G-Frame | Hongkong | Retail
Disclosure of associates [line items]
Stake holding ratio	7.40%	7.40%